Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2012
Common Stock Issuances

Common Stock Issuances

In June 2012, the Company issued an aggregate of 215,327 shares of common stock in satisfaction of previously accrued liabilities as follows:

	Number of Shares	Valuation Price	Amount
Board of Director fees:
Fees for second quarter of 2011	5,769	$5.20	$30,000
Fees for third quarter of 2011	10,000	$3.00	30,000
Fees for fourth quarter of 2011	22,058	$1.36	30,000
Fees for first quarter of 2012	27,778	$1.08	30,000
Related party executive, administrative & operational services
Fees for January 2012	11,538	$1.30	15,000
Fees for February 2012	12,500	$1.20	15,000
Fees for March 2012	13,890	$1.08	15,000
Fees for April 2012	13,044	$1.15	15,000
Related party consulting services in June 2012	85,000	$0.59	50,000
Accrued interest on unrelated party notes payable	7,750	$1.35	10,462
Unrelated party consulting	6,000	$1.08	6,480

Total	215,327	$0.59	$246,942